Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses consisted of the following:

	September 30,	December 31,
	2013	2012

Trade payables	$3,043,250	$1,434,166
Accrued compensation and benefits	1,044,808	833,141
Accrued professional fees	175,950	156,205
Accrued interest	1,875	750
Other payables	910,890	388,109
	$5,176,773	$2,812,371

Accounts payable and accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011
Trade payables	$1,434,166	$1,175,023
Accrued compensation and benefits	833,141	227,323
Accrued professional fees	156,205	194,658
Accrued interest	750	86,100
Other payables	388,109	166,029
	$2,812,371	$1,849,133